FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENT
Schedule of financial assets and liabilities measured at fair value on a recurring basis

The following table sets out the Company's financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2022 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables (Note 19)	$—	$8,579	$—	$8,579
Equity securities (FVOCI) (Note 10)	279,303	25,315	—	304,618
Share purchase warrants (FVPL) (Note 10)	—	28,124	—	28,124
Fair value of derivative financial instruments (Note 21)	—	8,774	—	8,774
Total financial assets	$279,303	$70,792	$—	$350,095
Financial liabilities:
Fair value of derivative financial instruments (Note 21)	$—	$78,114	$—	$78,114
Total financial liabilities	$—	$78,114	$—	$78,114

The following table sets out the Company’s financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2021 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables (Note 19)	$—	$13,545	$—	$13,545
Equity securities (FVOCI) (Note 10)	$244,876	24,074	$—	$268,950
Share purchase warrants (FVPL) (Note 10)	$—	74,559	$—	$74,559
Fair value of derivative financial instruments (Note 21)	$—	12,305	$—	$12,305
Total financial assets	$244,876	$124,483	$—	$369,359
Financial liabilities:
Fair value of derivative financial instruments (Note 21)	$—	$22,089	$—	$22,089
Total financial liabilities	$—	$22,089	$—	$22,089